Net sales (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Analysis of Revenue from Continuing Operations
The following is an analysis of the Company’s revenue for the year from continuing operations:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
Gross revenue from sales of products and services	23,703,245	19,609,252	15,831,058
Construction revenue	813,341	415,753	351,193
Indirect taxes and deductions	(3,905,177)	(3,190,237)	(2,603,230)

Net sales	20,611,409	16,834,768	13,579,021

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition
In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2019	December 31, 2018 (Restated)	December 31, 2017 (Restated)
At a point in time
Gas distribution	8,636,221	6,363,617	5,118,087
Lubricants and basic oil	3,916,504	3,414,536	2,097,450
Other	64,682	60,641	68,576

	12,617,407	9,838,794	7,284,113
Over time
Transportation	6,548,109	5,715,450	4,993,849
Port elevation	351,563	303,800	330,800
Construction revenue	813,341	415,753	351,193
Other services	317,960	601,098	653,771

	8,030,973	7,036,101	6,329,613
Elimination	(36,971)	(40,127)	(34,705)

Total of net sales	20,611,409	16,834,768	13,579,021